CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended									4 Months Ended		8 Months Ended	12 Months Ended
	Sep. 27, 2020	Aug. 28, 2020	Apr. 04, 2021	Jan. 03, 2021	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 24, 2019	Dec. 30, 2018	Jan. 03, 2021	Jan. 03, 2021	Aug. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Income Statement [Abstract]
Net sales	$ 79,372	$ 168,656	$ 269,182	$ 246,276	$ 241,977	$ 228,029	$ 201,756	$ 199,628	$ 188,432	$ 178,412			$ 325,648	$ 638,662		$ 768,228	$ 772,035
Cost of goods sold			173,941			148,015					$ 800		219,977	411,595		514,430	505,330
Gross profit			95,241			80,014							105,671	227,067		253,798	266,705
Gain (Loss) on Disposition of Assets [Abstract]
Gain (loss) on disposal of property, plant and equipment			297			68							109	79		6,028	(2,312)
Gain on sale of routes, net			422			404							749	1,264		7,232	6,382
Total gain on sale of assets			719			472							858	1,343		13,260	4,070
(Loss) income from operations	(1,179)	3,117	9,299	221	17,451	12,213	(13,803)	24,882	18,494	9,173			(958)	32,781		38,746	19,383
Nonoperating Income (Expense) [Abstract]
Interest expense			(10,861)			(9,643)							(13,301)	(26,659)		(48,388)	(45,715)
Loss on remeasurement of warrant liability	(18,008)		(21,500)	(73,843)									(91,851)	0	$ (91,851)	0	0
Other (expense) income, net			(31,644)			(9,063)							(107,210)	(25,388)		(48,964)	(45,108)
(Loss) income before taxes	(23,328)		(22,345)	(84,840)		3,150							(108,168)	7,393		(10,218)	(25,725)
Income tax (benefit) expense			1,004			1,458							(267)	3,973		3,146	1,919
Net (loss) income	(20,439)		(23,349)	(87,462)		1,692	(23,989)	10,323	2,917	(2,615)		$ (107,901)	(107,901)	3,420		(13,364)	(27,644)
Net loss (income) attributable to noncontrolling interest			820										7,971			(2,808)	(2,856)
Net (loss) income attributable to controlling interest	$ (18,119)	$ (4,824)	$ (22,529)	$ (81,811)	$ 6,552	1,692	$ (24,654)	$ 9,600	$ 2,202	$ (3,320)			$ (99,930)	3,420		(16,172)	(30,500)
Earnings Per Share [Abstract]
Basic and Diluted (in dollars per share)	$ (0.31)		$ (0.30)	$ (1.32)									$ (1.64)
Earnings Per Share, Basic and Diluted, Other Disclosures [Abstract]
Basic and Diluted (in shares)													61,085,943
Comprehensive (loss) income	$ (17,867)		$ (21,707)	$ (81,139)		$ (5,516)							$ (99,006)	$ (4,043)		$ (14,764)	$ (30,500)